Acquisitions and Divestitures (Details 3) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	May. 24, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquisitions and Divestitures
Proceeds from sale of assets and investments, net of cash transferred		$ 0	$ 17		$ 110	$ 154	$ 1,451
Proceeds from sale of certain non-core acreage eagle ford properties						28
Operating expenses
Income (loss) from discontinued operations, net of tax		$ 0	17		50	7	507
Assets of discontinued operations
Current assets							293
Liabilities of discontinued operations
Gain or loss on sale of assets						0
Impairment charges					1	2	$ 2
Four Star
Liabilities of discontinued operations
Equity interest percentage sold							49.00%
Net proceeds from the sale of equity investments	$ 183						$ 183
Impairment in earnings from unconsolidated affiliates	$ 20						20
Predecessor
Acquisitions and Divestitures
Proceeds from sale of assets and investments, net of cash transferred				$ 9
Operating expenses
Income (loss) from discontinued operations, net of tax				(9)
Liabilities of discontinued operations
Impairment charges				62
CBM properties, natural gas properties in South Texas, Arklatex, and South Louisiana Wilcox, along with Brazil operations natural gas properties
Summary of operating results and financial position data of discontinued operations
Operating revenues						82	361
Operating expenses
Natural gas purchases							19
Transportation costs						5	25
Lease operating expense						31	92
Depreciation, depletion and amortization						8	81
Impairment charges and ceiling test charges						18	44
Other expense						17	53
Total operating expenses						79	314
Gain on sale of assets						2	468
Other income (expense)						4	(2)
Income from discontinued operations before income taxes						9	513
Income tax expense						2	6
Income (loss) from discontinued operations, net of tax						7	507
Assets of discontinued operations
Current assets							37
Property, plant and equipment, net							246
Other non-current assets							10
Total assets of discontinued operations							293
Liabilities of discontinued operations
Accounts payable							50
Other current liabilities							10
Asset retirement obligations							60
Other non-current liabilities							5
Total liabilities of discontinued operations							125
Brazil operations
Summary of operating results and financial position data of discontinued operations
Operating revenues					309
Operating expenses
Natural gas purchases					23
Transportation costs					25
Lease operating expense					74
Depreciation, depletion and amortization					80
Impairment charges and ceiling test charges			$ 3
Impairment charges based on the comparison of fair value							10
Other expense					58
Total operating expenses					260
Other income (expense)					3
Income from discontinued operations before income taxes					52
Income tax expense					2
Income (loss) from discontinued operations, net of tax					$ 50
Liabilities of discontinued operations
Impairment in earnings from unconsolidated affiliates							34
Impairment charges						$ 18	44
Brazil operations | Predecessor
Summary of operating results and financial position data of discontinued operations
Operating revenues				46
Operating expenses
Lease operating expense				16
Depreciation, depletion and amortization				12
Other expense				20
Total operating expenses				48
Other income (expense)				(5)
Income from discontinued operations before income taxes				(7)
Income tax expense				2
Income (loss) from discontinued operations, net of tax				$ (9)
Domestic oil and natural gas properties
Acquisitions and Divestitures
Proceeds from sale of assets and investments, net of cash transferred							$ 10
Oil and natural gas properties located in the Gulf of Mexico
Liabilities of discontinued operations
Proceeds from sale of oil and gas properties net of purchase price adjustments								$ 79
Unevaluated property interests in Egypt
Acquisitions and Divestitures
Proceeds from sale of assets and investments, net of cash transferred								$ 22